Long-Term Debt (Summary of long-term debt) (Details) - CAD ($) $ in Millions	Feb. 28, 2019	Nov. 02, 2018	Aug. 31, 2018	Aug. 31, 2017
Disclosure of detailed information about borrowings [line items]
Less current portion	$ 1,251		$ 1	$ 2
Non-current portion	$ 4,055		4,310	$ 4,298
Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Effective interest rate | Corporate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.69%
Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Fixed interest rate | Corporate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.65%
Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Effective interest rate | Corporate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.55%
Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Fixed interest rate | Corporate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.50%
Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Effective interest rate | Corporate
Disclosure of detailed information about borrowings [line items]
Interest rate	3.17%
Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Fixed interest rate | Corporate
Disclosure of detailed information about borrowings [line items]
Interest rate	3.15%
Fixed rate senior notes 3.80% due November 2, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.80%
Fixed rate senior notes 3.80% due November 2, 2023 [Member] | Effective interest rate | Corporate
Disclosure of detailed information about borrowings [line items]
Interest rate	3.80%
Fixed rate senior notes 3.80% due November 2, 2023 [Member] | Fixed interest rate | Corporate
Disclosure of detailed information about borrowings [line items]
Interest rate	3.80%
Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Effective interest rate | Corporate
Disclosure of detailed information about borrowings [line items]
Interest rate	4.35%
Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Fixed interest rate | Corporate
Disclosure of detailed information about borrowings [line items]
Interest rate	4.35%
Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Effective interest rate | Corporate
Disclosure of detailed information about borrowings [line items]
Interest rate	3.84%
Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Fixed interest rate | Corporate
Disclosure of detailed information about borrowings [line items]
Interest rate	3.80%
Fixed rate senior notes 4.40% due November 2, 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		4.40%
Fixed rate senior notes 4.40% due November 2, 2028 [Member] | Effective interest rate | Corporate
Disclosure of detailed information about borrowings [line items]
Interest rate	4.40%
Fixed rate senior notes 4.40% due November 2, 2028 [Member] | Fixed interest rate | Corporate
Disclosure of detailed information about borrowings [line items]
Interest rate	4.40%
Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Effective interest rate | Corporate
Disclosure of detailed information about borrowings [line items]
Interest rate	6.89%
Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Fixed interest rate | Corporate
Disclosure of detailed information about borrowings [line items]
Interest rate	6.75%
Long-term debt at amortized cost [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	$ 5,306		4,311
Less current portion	1,251		1
Non-current portion	4,055		4,310
Long-term debt at amortized cost [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	5,256		4,261
Long-term debt at amortized cost [Member] | Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	1,249		1,248
Long-term debt at amortized cost [Member] | Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	499		499
Long-term debt at amortized cost [Member] | Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	299		299
Long-term debt at amortized cost [Member] | Fixed rate senior notes 3.80% due November 2, 2023 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	497		0
Long-term debt at amortized cost [Member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	498		498
Long-term debt at amortized cost [Member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	298		298
Long-term debt at amortized cost [Member] | Fixed rate senior notes 4.40% due November 2, 2028 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	496		0
Long-term debt at amortized cost [Member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	1,420		1,419
Long-term debt at amortized cost [Member] | Burrard Landing Lot2 Holdings Partnership [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	50		50
Adjustment for Finance Costs [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	44		39
Less current portion	1		0
Non-current portion	43		39
Adjustment for Finance Costs [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	44		39
Adjustment for Finance Costs [Member] | Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	1		2
Adjustment for Finance Costs [Member] | Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	1		1
Adjustment for Finance Costs [Member] | Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	1		1
Adjustment for Finance Costs [Member] | Fixed rate senior notes 3.80% due November 2, 2023 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	3		0
Adjustment for Finance Costs [Member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	2		2
Adjustment for Finance Costs [Member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	2		2
Adjustment for Finance Costs [Member] | Fixed rate senior notes 4.40% due November 2, 2028 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	4		0
Adjustment for Finance Costs [Member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	30		31
Adjustment for Finance Costs [Member] | Burrard Landing Lot2 Holdings Partnership [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	0		0
Long-term Debt Repayable at Maturity [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	5,350		4,350
Less current portion	1,252		1
Non-current portion	4,098		4,349
Long-term Debt Repayable at Maturity [member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	5,300		4,300
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	1,250		1,250
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	500		500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	300		300
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 3.80% due November 2, 2023 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	500		0
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	500		500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	300		300
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 4.40% due November 2, 2028 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	500		0
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	1,450		1,450
Long-term Debt Repayable at Maturity [member] | Burrard Landing Lot2 Holdings Partnership [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	$ 50		$ 50